RELATED PARTY TRANSACTIONS, Compensation for Key Management and Board of Directors (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
RELATED PARTY TRANSACTIONS [Abstract]
Salaries and other emoluments	$ 4,383	$ 4,263
Total	$ 4,383	$ 4,263